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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	7/31/16

Item 1. Schedule of Investments.

Invesco Charter Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2016

invesco.com/us	CHT-QTR-1	07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.80%

Advertising–1.57%

Publicis Groupe S.A. (France)	871,895	$64,911,545

Aerospace & Defense–1.23%

United Technologies Corp.	471,752	50,784,103

Air Freight & Logistics–1.43%

United Parcel Service, Inc. -Class B	549,306	59,379,979

Apparel, Accessories & Luxury Goods–2.90%

Hanesbrands, Inc.	927,013	24,714,167
LVMH Moet Hennessy Louis Vuitton S.E. (France)	253,508	43,471,093
PVH Corp.	512,982	51,841,961
		120,027,221

Asset Management & Custody Banks–1.72%

Northern Trust Corp.	1,055,879	71,366,862

Auto Parts & Equipment–1.45%

Johnson Controls, Inc.	1,304,132	59,885,741

Biotechnology–6.89%

AbbVie Inc.	1,034,082	68,487,251
Biogen Inc. (b)	231,829	67,214,182
Celgene Corp. (b)	755,377	84,745,746
Shire PLC -ADR	334,668	64,965,752
		285,412,931

Brewers–0.62%

Molson Coors Brewing Co. -Class B	250,425	25,583,418

Cable & Satellite–2.45%

Comcast Corp. -Class A	1,510,743	101,597,467

Communications Equipment–1.56%

F5 Networks, Inc. (b)	523,682	64,632,832

Consumer Finance–2.90%

American Express Co.	1,866,450	120,311,367

Department Stores–0.82%

Macy’s, Inc.	945,563	33,879,522

Distillers & Vintners–1.38%

Diageo PLC (United Kingdom)	2,002,419	57,260,037

Diversified Banks–3.03%

Svenska Handelsbanken AB -Class A (Sweden)	4,468,230	53,782,510
U.S. Bancorp	1,697,317	71,575,857
		125,358,367

	Shares	Value

Drug Retail–1.22%

Walgreens Boots Alliance, Inc.	636,626	$50,452,611

Electric Utilities–1.36%

Duke Energy Corp.	655,583	56,111,349

Electrical Components & Equipment–2.00%

Eaton Corp. PLC	1,309,092	83,009,524

Electronic Manufacturing Services–1.98%

TE Connectivity Ltd. (Switzerland)	1,363,256	82,177,072

Health Care Facilities–1.42%

HCA Holdings, Inc. (b)	762,761	58,831,756

Home Improvement Retail–1.41%

Home Depot, Inc. (The)	423,729	58,576,297

Household Appliances–0.82%

Whirlpool Corp.	176,581	33,967,121

Household Products–1.73%

Procter & Gamble Co. (The)	835,707	71,528,162

Hypermarkets & Super Centers–1.77%

Wal-Mart Stores, Inc.	1,004,422	73,292,673

Industrial Conglomerates–1.01%

General Electric Co.	1,345,721	41,905,752

Industrial Machinery–2.56%

Illinois Tool Works Inc.	520,377	60,051,506
Stanley Black & Decker Inc.	377,708	45,967,063
		106,018,569

Insurance Brokers–2.29%

Marsh & McLennan Cos., Inc.	1,445,350	95,031,763

Integrated Oil & Gas–1.23%

Exxon Mobil Corp.	573,775	51,037,286

Internet Software & Services–1.12%

Alphabet Inc. -Class C (b)	60,135	46,231,187

IT Consulting & Other Services–4.47%

Cognizant Technology Solutions Corp. -Class A (b)	1,533,104	88,138,149
International Business Machines Corp.	602,687	96,803,586
		184,941,735

Life & Health Insurance–2.16%

AIA Group Ltd. (Hong Kong)	14,373,200	89,323,754

Life Sciences Tools & Services–2.73%

Thermo Fisher Scientific, Inc.	712,633	113,194,626

See accompanying notes which are an integral part of this schedule.

                                 Invesco Charter Fund

	Shares	Value

Movies & Entertainment–1.33%

Twenty-First Century Fox, Inc. -Class A	2,072,066	$55,199,838

Multi-Sector Holdings–1.73%

Berkshire Hathaway Inc. -Class A (b)	331	71,496,000

Multi-Utilities–1.94%

WEC Energy Group, Inc.	1,240,200	80,501,382

Oil & Gas Equipment & Services–0.63%

Halliburton Co.	599,582	26,177,750

Oil & Gas Exploration & Production–2.32%

Cabot Oil & Gas Corp.	1,766,537	43,580,468
Concho Resources Inc. (b)	424,341	52,703,152
		96,283,620

Oil & Gas Storage & Transportation–0.74%

Enterprise Products Partners L.P.	1,080,915	30,773,650

Packaged Foods & Meats–0.64%

Danone (France)	341,367	26,284,408

Pharmaceuticals–4.53%

Allergan PLC (b)	204,500	51,728,275
Eli Lilly and Co.	448,289	37,158,675
Merck & Co., Inc.	1,168,456	68,541,629
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	567,774	30,375,909
		187,804,488

Property & Casualty Insurance–2.20%

Progressive Corp. (The)	2,800,030	91,028,975

Regional Banks–1.30%

First Republic Bank	748,297	53,630,446

	Shares	Value

Semiconductors–9.20%

Analog Devices, Inc.	1,897,552	$121,120,744
QUALCOMM, Inc.	1,732,447	108,416,533
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	28,108,019	151,740,288
		381,277,565

Soft Drinks–1.12%

Coca-Cola Co. (The)	1,062,474	46,355,741

Systems Software–2.96%

Microsoft Corp.	1,588,908	90,059,305
Oracle Corp.	797,289	32,720,741
		122,780,046

Wireless Telecommunication Services–0.93%

Vodafone Group PLC –ADR (United Kingdom)	1,248,837	38,589,063
Total Common Stocks & Other Equity Interests (Cost $2,949,783,238)		3,844,205,601

Money Market Funds–7.06%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	146,216,068	146,216,068
Premier Portfolio –Institutional Class, 0.36% (c)	146,216,067	146,216,067
Total Money Market Funds (Cost $292,432,135)		292,432,135
TOTAL INVESTMENTS–99.86% (Cost $3,242,215,373)		4,136,637,736
OTHER ASSETS LESS LIABILITIES–0.14%		5,814,692
NET ASSETS–100.00%		$4,142,452,428

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Charter Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco Charter Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 2 to Level 1 of $332,538,336, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,047,313,982	$89,323,754	$—	$4,136,637,736

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $713,802,460 and $1,303,414,451, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$970,207,836
Aggregate unrealized (depreciation) of investment securities	(81,585,923)
Net unrealized appreciation of investment securities	$888,621,913
Cost of investments for tax purposes is $3,248,015,823.

                                 Invesco Charter Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2016

invesco.com/us	DDI-QTR-1	07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.34%

Aerospace & Defense–2.14%

General Dynamics Corp.	1,349,931	$198,291,365
Raytheon Co.	1,307,797	182,476,915
		380,768,280

Air Freight & Logistics–0.50%

United Parcel Service, Inc. -Class B	830,582	89,785,914

Apparel Retail–0.52%

TJX Cos., Inc. (The)	1,135,581	92,799,679

Apparel, Accessories & Luxury Goods–1.13%

Coach, Inc.	2,804,806	120,915,187
Columbia Sportswear Co.	1,388,853	79,511,834
		200,427,021

Asset Management & Custody Banks–1.17%

Federated Investors, Inc. -Class B	3,886,719	122,703,719
Legg Mason, Inc.	2,481,960	84,734,114
		207,437,833

Brewers–1.77%

Heineken N.V. (Netherlands)	3,329,714	314,295,880

Construction Machinery & Heavy Trucks–0.90%

Joy Global Inc. (b)	5,788,808	159,944,765

Consumer Finance–1.71%

American Express Co.	4,713,942	303,860,701

Data Processing & Outsourced Services–0.72%

Automatic Data Processing, Inc.	1,450,555	129,026,867

Department Stores–0.32%

Marks & Spencer Group PLC (United Kingdom)	13,466,718	56,898,732

Drug Retail–1.28%

Walgreens Boots Alliance, Inc.	2,874,224	227,782,252

Electric Utilities–8.89%

American Electric Power Co., Inc.	3,151,324	218,386,753
Duke Energy Corp.	3,391,169	290,250,155
Entergy Corp.	2,439,780	198,573,694
Exelon Corp.	12,350,861	460,440,098
PPL Corp.	10,963,121	413,419,293
		1,581,069,993

Electrical Components & Equipment–2.48%

ABB Ltd. (Switzerland)	10,144,880	215,625,802
Emerson Electric Co.	4,052,413	226,529,887
		442,155,689

Food Distributors–1.45%

Sysco Corp.	4,966,120	257,195,355

	Shares	Value

General Merchandise Stores–1.15%

Target Corp.	2,715,651	$204,569,990

Health Care Equipment–0.89%

Stryker Corp.	1,359,391	158,069,986

Hotels, Resorts & Cruise Lines–0.66%

Accor S.A. (France)	2,820,082	117,979,643

Household Products–3.26%

Kimberly-Clark Corp.	1,579,096	204,571,887
Procter & Gamble Co. (The)	4,386,462	375,437,282
		580,009,169

Housewares & Specialties–1.08%

Newell Brands, Inc.	3,678,418	192,969,808

Industrial Machinery–1.96%

Flowserve Corp.	5,301,351	253,669,645
Pentair PLC (United Kingdom)	1,478,917	94,384,483
		348,054,128

Integrated Oil & Gas–4.80%

Royal Dutch Shell PLC -Class B (United Kingdom)	6,335,631	168,598,617
Suncor Energy, Inc. (Canada)	14,388,869	387,229,452
TOTAL S.A. (France)	6,222,572	299,076,509
		854,904,578

Integrated Telecommunication Services–5.02%

AT&T Inc.	12,183,665	527,430,858
BT Group PLC (United Kingdom)	28,587,475	155,454,808
Deutsche Telekom AG (Germany)	12,413,156	211,262,807
		894,148,473

Investment Banking & Brokerage–0.76%

Charles Schwab Corp. (The)	4,747,222	134,916,049

Life & Health Insurance–0.38%

Lincoln National Corp.	1,535,306	67,046,813

Motorcycle Manufacturers–1.52%

Harley-Davidson, Inc.	5,105,787	270,198,248

Movies & Entertainment–0.71%

Time Warner Inc.	1,646,778	126,225,534

Multi-Line Insurance–2.21%

Hartford Financial Services Group, Inc. (The)	9,854,227	392,690,946

Multi-Utilities–3.71%

Consolidated Edison, Inc.	2,878,994	230,549,840
Dominion Resources, Inc.	3,867,655	301,754,443
Sempra Energy	1,146,781	128,301,858
		660,606,141

See accompanying notes which are an integral part of this schedule.

                                 Invesco Diversified Dividend Fund

	Shares	Value

Oil & Gas Drilling–0.42%

Nabors Industries Ltd.	8,244,869	$74,203,821

Oil & Gas Equipment & Services–0.44%

Baker Hughes Inc.	1,655,327	79,174,290

Packaged Foods & Meats–9.22%

Campbell Soup Co.	6,324,540	393,829,106
General Mills, Inc.	8,241,844	592,506,165
Kraft Heinz Co. (The)	3,936,496	340,073,889
Mead Johnson Nutrition Co.	1,260,266	112,415,727
Mondelez International, Inc. -Class A	4,586,170	201,699,757
		1,640,524,644

Paper Packaging–2.67%

Avery Dennison Corp.	1,081,040	84,202,206
International Paper Co.	6,195,413	283,811,870
Sonoco Products Co.	2,099,609	106,933,086
		474,947,162

Personal Products–0.53%

L’Oreal S.A. (France)	493,960	94,007,485

Pharmaceuticals–2.99%

Bristol-Myers Squibb Co.	1,659,712	124,163,055
Eli Lilly and Co.	2,839,104	235,333,331
Johnson & Johnson	1,372,253	171,847,243
		531,343,629

Property & Casualty Insurance–0.59%

Travelers Cos., Inc. (The)	906,631	105,368,655

Regional Banks–5.46%

Cullen/Frost Bankers, Inc.	1,830,193	124,251,803
Fifth Third Bancorp	9,566,461	181,571,430
KeyCorp	15,493,528	181,274,278
M&T Bank Corp.	2,182,224	249,995,581
Zions Bancorp.	8,412,321	234,535,509
		971,628,601

Restaurants–0.80%

Darden Restaurants, Inc.	2,322,574	142,977,655

Semiconductors–1.06%

Linear Technology Corp.	3,144,934	188,664,591

Soft Drinks–2.74%

Coca-Cola Co. (The)	11,195,619	488,464,857

Specialized REIT’s–1.01%

Weyerhaeuser Co.	5,478,292	179,249,714

Tobacco–2.32%

Altria Group, Inc.	2,486,580	168,341,466
Philip Morris International Inc.	2,440,941	244,728,745
		413,070,211
Total Common Stocks & Other Equity Interests (Cost $11,360,770,248)		14,829,463,782

	Shares	Value

Money Market Funds–16.13%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	1,434,989,955	$1,434,989,955
Premier Portfolio –Institutional Class, 0.36% (c)	1,434,989,954	1,434,989,954
Total Money Market Funds (Cost $2,869,979,909)		2,869,979,909
TOTAL INVESTMENTS–99.47% (Cost $14,230,750,157)		17,699,443,691
OTHER ASSETS LESS LIABILITIES–0.53%		94,871,722
NET ASSETS–100.00%		$17,794,315,413

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2016 represented less than 1% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 2 to Level 1 of $798,807,542, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$17,076,313,757	$623,129,934	$—	$17,699,443,691
Forward Foreign Currency Contracts*	—	(8,412,102)	—	(8,412,102)
Total Investments	$17,076,313,757	$614,717,832	$—	$17,691,031,589
*	Unrealized appreciation (depreciation).

                                 Invesco Diversified Dividend Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2016.

	Value 10/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 07/31/16	Dividend Income
Joy Global Inc.	$92,620,713	$5,185,431	$—	$62,138,621	$—	$159,944,765	$172,571

NOTE 4 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
09/23/2016	Citigroup Global Markets Inc.	CAD	85,856,523	USD	65,625,032	$65,772,688	$(147,656)
09/23/2016	Citigroup Global Markets Inc.	EUR	153,804,227	USD	169,666,826	172,348,464	(2,681,638)
09/23/2016	Deutsche Bank Securities Inc.	CAD	87,002,921	USD	66,502,200	66,650,917	(148,717)
09/23/2016	Deutsche Bank Securities Inc.	EUR	154,642,597	USD	170,633,018	173,287,917	(2,654,899)
09/23/2016	Goldman Sachs International	CAD	84,718,385	USD	64,736,742	64,900,787	(164,045)
09/23/2016	Goldman Sachs International	EUR	154,575,880	USD	170,598,009	173,213,156	(2,615,147)
Total Forward Foreign Currency Contracts—Currency Risk							$(8,412,102)

Currency Abbreviations:

CAD	—	Canadian Dollar

EUR	—	Euro

USD	—	U.S. Dollar

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $3,553,703,047 and $1,210,392,758, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,700,456,996
Aggregate unrealized (depreciation) of investment securities	(231,821,165)
Net unrealized appreciation of investment securities	$3,468,635,831
Cost of investments for tax purposes is $14,230,807,860.

                                 Invesco Diversified Dividend Fund

Invesco Summit Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2016

invesco.com/us	SUM-QTR-1	07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.26%

Advertising–1.01%

Interpublic Group of Cos., Inc. (The)	794,401	$18,318,887

Aerospace & Defense–2.32%

Honeywell International Inc.	53,176	6,185,964

Northrop Grumman Corp.	60,313	13,065,605

Raytheon Co.	164,524	22,956,034
		42,207,603

Air Freight & Logistics–0.36%

United Parcel Service, Inc. -Class B	61,064	6,601,018

Airlines–0.41%

Delta Air Lines, Inc.	194,291	7,528,776

Apparel, Accessories & Luxury Goods–0.33%

Michael Kors Holdings Ltd. (b)	115,100	5,952,972

Application Software–1.62%

salesforce.com, inc. (b)	360,802	29,513,604

Biotechnology–7.79%

Alexion Pharmaceuticals, Inc. (b)	54,115	6,959,189

Alkermes PLC (b)	283,152	14,129,285

Amgen Inc.	141,112	24,275,497

Biogen Inc. (b)	46,543	13,494,212

Celgene Corp. (b)	450,178	50,505,470

Gilead Sciences, Inc.	301,605	23,968,549

Vertex Pharmaceuticals Inc. (b)	84,598	8,206,006
		141,538,208

Cable & Satellite–3.34%

Charter Communications, Inc. -Class A (b)	82,606	19,401,671

Comcast Corp. -Class A	254,071	17,086,275

DISH Network Corp. -Class A (b)	453,169	24,208,288
		60,696,234

Consumer Electronics–2.24%

Harman International Industries, Inc.	131,717	10,885,093

Sony Corp. (Japan)	901,000	29,873,932
		40,759,025

Data Processing & Outsourced Services–5.19%

First Data Corp. -Class A (b)	357,930	4,438,332

MasterCard, Inc. -Class A	156,199	14,876,393

Vantiv, Inc. -Class A (b)	100,139	5,484,613

Visa Inc. -Class A	891,271	69,563,701
		94,363,039

Diversified Support Services–0.80%

Mobile Mini, Inc.	448,588	14,583,596

	Shares	Value

Drug Retail–0.69%

CVS Health Corp.	134,611	$12,481,132

Electrical Components & Equipment–0.34%

AMETEK, Inc.	132,661	6,239,047

Environmental & Facilities Services–0.69%

Waste Connections, Inc. (Canada)	168,202	12,527,685

Fertilizers & Agricultural Chemicals–0.40%

Monsanto Co.	68,123	7,273,493

Food Retail–0.57%

Kroger Co. (The)	300,739	10,282,266

General Merchandise Stores–0.50%

Dollar Tree, Inc. (b)	95,274	9,173,933

Health Care Equipment–1.52%

Boston Scientific Corp. (b)	897,708	21,796,350

Medtronic PLC	65,696	5,756,941
		27,553,291

Home Entertainment Software–4.92%

Activision Blizzard, Inc.	876,346	35,194,055

Electronic Arts Inc. (b)	369,031	28,164,446

Nintendo Co., Ltd. (Japan)	31,400	6,486,656

Take-Two Interactive Software, Inc. (b)	488,769	19,638,739
		89,483,896

Home Improvement Retail–3.00%

Home Depot, Inc. (The)	51,578	7,130,143

Lowe’s Cos., Inc.	576,104	47,401,837
		54,531,980

Homebuilding–0.56%

Lennar Corp. -Class A	216,613	10,137,488

Hotels, Resorts & Cruise Lines–1.95%

Carnival Corp.	100,963	4,716,991

Norwegian Cruise Line Holdings Ltd. (b)	301,011	12,823,069

Royal Caribbean Cruises Ltd.	248,257	17,983,737
		35,523,797

Household Appliances–0.76%

Whirlpool Corp.	71,583	13,769,706

Industrial Gases–0.43%

Praxair, Inc.	66,672	7,769,955

Integrated Telecommunication Services–1.50%

Koninklijke KPN N.V. (Netherlands)	5,187,374	17,065,592

SBA Communications Corp. -Class A (b)	89,336	10,273,640
		27,339,232

See accompanying notes which are an integral part of this schedule.

                                 Invesco Summit Fund

	Shares	Value

Internet Retail–6.73%

Amazon.com, Inc. (b)	120,009	$91,064,029

Netflix Inc. (b)	90,859	8,290,884

Priceline Group Inc. (The) (b)	17,010	22,977,278
		122,332,191

Internet Software & Services–12.58%

Alibaba Group Holding Ltd. -ADR (China) (b)	134,704	11,110,386

Alphabet Inc. -Class A (b)	21,717	17,185,531

Alphabet Inc. -Class C (b)	135,531	104,194,877

Baidu, Inc. -ADR (China) (b)	15,242	2,432,623

Facebook Inc. -Class A (b)	756,535	93,764,948
		228,688,365

Investment Banking & Brokerage–1.57%

Charles Schwab Corp. (The)	741,823	21,082,610

Lazard Ltd. -Class A	207,256	7,407,329
		28,489,939

IT Consulting & Other Services–0.31%

Cognizant Technology Solutions Corp. -Class A (b)	96,534	5,549,740

Leisure Products–0.20%

Brunswick Corp.	73,505	3,647,318

Life Sciences Tools & Services–1.65%

Thermo Fisher Scientific, Inc.	189,150	30,044,586

Managed Health Care–1.77%

UnitedHealth Group Inc.	224,183	32,103,006

Movies & Entertainment–0.50%

Time Warner Inc.	119,252	9,140,666

Oil & Gas Equipment & Services–1.02%

Schlumberger Ltd.	110,443	8,892,870

Superior Energy Services, Inc.	604,611	9,655,638
		18,548,508

Oil & Gas Exploration & Production–0.90%

Cimarex Energy Co.	38,328	4,600,126

Newfield Exploration Co. (b)	148,947	6,449,405

Pioneer Natural Resources Co.	33,168	5,392,122
		16,441,653

Packaged Foods & Meats–5.50%

Blue Buffalo Pet Products, Inc. (b)	352,509	9,052,431

JM Smucker Co. (The)	152,505	23,510,171

Marine Harvest ASA (Norway)	795,576	13,539,232

Mondelez International, Inc. -Class A	513,520	22,584,610

Tyson Foods, Inc. -Class A	424,286	31,227,449
		99,913,893

Paper Packaging–0.98%

Bemis Co., Inc.	348,722	17,798,771

Personal Products–0.47%

Estee Lauder Cos. Inc. (The) -Class A	91,543	8,504,345

	Shares	Value

Pharmaceuticals–5.08%

Allergan PLC (b)	145,056	$36,691,915

Bristol-Myers Squibb Co.	366,662	27,429,984

Eli Lilly and Co.	111,993	9,283,100

Zoetis Inc.	377,066	19,030,521
		92,435,520

Railroads–0.68%

Canadian Pacific Railway Ltd. (Canada)	82,837	12,407,326

Regional Banks–0.27%

SVB Financial Group (b)	48,806	4,901,099

Restaurants–0.26%

Papa John’s International, Inc.	63,469	4,693,533

Semiconductors–4.12%

Broadcom Ltd. (Singapore)	232,004	37,580,008

Integrated Device Technology, Inc. (b)	459,681	10,108,385

NXP Semiconductors N.V. (Netherlands) (b)	322,962	27,157,875
		74,846,268

Soft Drinks–1.18%

Monster Beverage Corp. (b)	133,145	21,387,081

Specialized Consumer Services–0.49%

Service Corp. International	323,468	8,966,533

Specialized Finance–1.49%

Intercontinental Exchange, Inc.	62,255	16,447,771

S&P Global Inc.	87,041	10,636,410
		27,084,181

Specialized REIT’s–0.54%

Crown Castle International Corp.	101,926	9,889,880

Specialty Chemicals–0.61%

Sherwin-Williams Co. (The)	36,800	11,030,064

Systems Software–2.38%

Microsoft Corp.	457,808	25,948,557

ServiceNow, Inc. (b)	230,614	17,277,601
		43,226,158

Technology Hardware, Storage & Peripherals–3.52%

Apple Inc.	614,648	64,052,468

Wireless Telecommunication Services–1.22%

Sprint Corp. (b)	3,611,315	22,173,474

Total Common Stocks & Other Equity Interests (Cost $1,220,985,716)		1,804,446,429

See accompanying notes which are an integral part of this schedule.

                                 Invesco Summit Fund

	Shares	Value

Money Market Funds–1.18%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	10,692,032	$10,692,032
Premier Portfolio –Institutional Class, 0.36% (c)	10,692,032	10,692,032
Total Money Market Funds (Cost $21,384,064)		21,384,064
TOTAL INVESTMENTS–100.44% (Cost $1,242,369,780)		1,825,830,493
OTHER ASSETS LESS LIABILITIES–(0.44)%		(7,949,398)
NET ASSETS–100.00%		$1,817,881,095

Investment Abbreviations:
ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Summit Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                                 Invesco Summit Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                 Invesco Summit Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,789,469,905	$36,360,588	$—	$1,825,830,493

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $662,595,398 and $746,202,934, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$603,881,897
Aggregate unrealized (depreciation) of investment securities	(22,581,168)
Net unrealized appreciation of investment securities	$581,300,729
Cost of investments for tax purposes is $1,244,529,764.

                                 Invesco Summit Fund

Item 2.	Controls and Procedures.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.